Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
14.	SHARE-BASED COMPENSATION
At the Closing of the Business Combination, Holdings’ share-based compensation awards (as such terms are defined below) were converted into equity in Biote. Share information below has been converted from historical disclosure based on the equivalent shares received in the Business Combination.
Incentive Units
Holdings previously issued incentive units, which entitled the holder to participate in the net transaction proceeds from a change in control or qualifying liquidity event. Incentive units equivalent to 987,275 shares of Class V voting stock were vested as of December 31, 2021, and the Closing of the Business Combination in 2022 triggered the vesting of the remaining incentive units equivalent to 6,356,178 shares of Class V voting stock. No compensation cost was recognized historically until the Closing of the Business Combination, and $50.0 million of share-based compensation expense was recognized at Closing related to the incentive units. As of December 31, 2023, there are no incentive units outstanding.
Restricted Stock Units (Including Phantom Equity Rights)
Holdings also previously authorized the grant of phantom equity rights, which entitled the holder to participate in the net transaction proceeds from a change in control or qualifying liquidity event. For current employees as of the Closing Date, these awards vest quarterly over a period of one
or two years after a change in control or qualifying liquidity event, and each holder is entitled to receive a stated percentage of the net transaction proceeds in excess of certain thresholds in accordance with the terms of their respective award agreement. Awards related to former employees vest at the time of a change in control or qualifying liquidity event, and each holder is entitled to receive a stated percentage of the net transaction proceeds in excess of certain thresholds or a maximum amount in accordance with the terms of their respective award agreement. The Closing of the Business Combination met the performance condition in the phantom equity rights. No compensation cost was recognized historically until the Closing of the Business Combination.
The phantom equity rights are equity-classified awards. The grant date fair value of the phantom equity rights was determined using a Monte-Carlo simulation. The significant assumptions used in valuation include the constant risk-free rate, constant volatility factor and the Geometric Brownian Motion.

At the Closing of the Business Combination, Holdings’ phantom equity rights related to former employees vested, and the Company recognized share-based compensation expense of $4.3 million related to these awards with an offsetting increase to equity based on the awards’ grant-date fair value. At Closing, the Company exercised its option to settle the awards for cash in the amount of $7.3 million.
At the Closing of the Business Combination, Holdings’ phantom equity rights related to current employees were replaced with 3,887,750 restricted stock units (“RSUs”) of Biote. The RSUs will continue to vest according to their original terms, quarterly over a period of one
or two years after the Closing of the Business Combination.
Since the Closing of the Business Combination, the Company continues to grant RSUs to certain employees under the
2022 Equity Incentive Plan
adopted on May 26, 2022. New RSUs issued are valued at the Company’s stock price on the date of grant. The following table summarizes RSU activity during the year ended December 31, 2023:

	Shares	Weighted-Average Grant-Date Fair Value
RSUs outstanding at December 31, 2021	3,887,750	$8.85
Granted	85,040	$4.00
Forfeited	(296,250)	$8.71
Vested	(2,053,700)	$8.24

RSUs outstanding at December 31, 2022	1,622,840	$9.41
Granted	42,238	$5.83
Vested	(1,250,512)	$9.73

RSUs outstanding at December 31, 2023	414,566	$8.08

The Company recognized share-based compensation expense of $3.6 million and $26.6 million during the years ended December 31, 2023 and 2022, respectively, related to RSUs. As of December 31, 2023, there was $0.4 million of unrecognized share-based compensation expense related to unvested RSUs. This expense is expected to be recognized over a weighted-average remaining vesting period of 0.39 years.
Stock Options
Subsequent to the Closing of the Business Combination, the Company began to grant stock options to certain employees, directors, and consultants under the
2022 Equity Incentive Plan
adopted on May 26, 2022. The following table summarizes stock option activity during the year ended December 31, 2023:

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)
Options outstanding at December 31, 2021	—	$—	—
Granted	5,165,328	$3.86
Exercised	(122,700)	$3.73

Options outstanding at December 31, 2022	5,042,628	$3.86	9.5
Granted	4,286,005	$5.60
Exercised	(105,049)	$4.00
Forfeited	(1,081,868)	$4.69

Options outstanding at December 31, 2023	8,141,716	$4.66	8.9

Options exercisable at December 31, 2023	285,459	$4.06	6.5

The Company recognized share-based compensation expense of $5.4 million and $1.2 million during the years ended December 31, 2023 and 2022, respectively, related to stock options. As of December 31, 2023, there was
$16.7 million of unrecognized share-based compensation expense related to unvested stock options. This expense is expected to be recognized over a weighted-average remaining vesting period of 2.97 years.
The weighted-average assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2023 were as follows:

Expected term (in years)	6.0
Volatility	66.4%
Risk-free rate	3.6%
Dividend yield	0.0%
Stock Purchase Plan
On May 26, 2022, the Company’s Board of Directors approved the 2022 Employee Stock Purchase Plan (the “ESPP”). The Company’s ESPP has a
six-month
offering period and a 15% purchase discount based on market prices on specified dates for 2023. The maximum number of shares of the Company’s common stock that may be issued under the ESPP shall not exceed 797,724 shares of the Company’s common stock (the “Initial Share Reserve”), plus the number of shares of the Company’s common stock that may be added to the ESPP annually each year for a period of up to 10 years. Additional shares added to the ESPP on an annual basis is equal to the lesser of 1% of the total number of shares of the Company’s capital stock on December 31st of the preceding calendar year and the Initial Share Reserve.
During an offering period, employees make contributions to the ESPP through payroll deductions. At the end of each offering period, the accumulated contributions are used by the participating employees to purchase shares of the Company’s common stock. The issue price of those shares is equal to the lesser of (i) 85% of the Company’s stock price on the first day of the offering period, or (ii) 85% of the Company’s stock price on the purchase date. No participant may purchase more than $25,000 of common stock in any calendar year, and the maximum number of shares a participant may purchase during a single offering period is 2,000 shares.
Full time employees who had been employed by the Company for at least one year were eligible to begin participating in the ESPP on May 15, 2023. The Company recognized share-based compensation expense of $0.08 million for the year ended December 31, 2023 related to the ESPP. As of December 31, 2023, 33,704 shares had been purchased under the ESPP.